Parent Company Only Condensed Financial Information (Details) - Schedule of condensed balance sheets - Parent Company [Member] - USD ($)		Jun. 30, 2021	Jun. 30, 2020
ASSETS
Cash		$ 4,260	$ 1,139,229
Advance to suppliers			30,000
Prepaid expenses and other current assets		679,266	220,031
TOTAL CURRENT ASSETS		683,526	1,389,260
Investments in subsidiaries, consolidated VIE and VIE’s subsidiaries		18,869,579	11,530,462
TOTAL ASSETS		19,553,105	12,919,722
LIABILITIES AND SHAREHOLDERS’ EQUITY
Due to a related party		225,000
TOTAL CURRENT LIABILITIES		225,000
TOTAL LIABILITIES		225,000
SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.001 per share; 44,000,000 Class A ordinary shares authorized as of June 30, 2020 and 2021; 11,021,834 and 12,086,923 Class A ordinary shares issued and outstanding as of June 30, 2020 and 2021 respectively; 6,000,000 Class B ordinary shares authorized, 5,763,077 Class B ordinary shares issued and outstanding as of June 30 2020 and 2021 respectively.)	[1]	17,850	16,785
Subscription receivable		(15,441)	(15,441)
Additional paid-in capital		6,643,118	5,813,745
Retained earnings		11,739,756	7,472,214
Accumulated other comprehensive (loss) income		942,822	(367,581)
TOTAL SHAREHOLDERS’ EQUITY		19,328,105	12,919,722
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 19,553,105	$ 12,919,722

[1]	Certain shares are presented on a retroactive basis to reflect the reorganization (see Note 13).